UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01530

Name of Registrant:	Vanguard Explorer Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2022—April 30, 2023

Item 1: Reports to Shareholders

Semiannual Report   |   April 30, 2023
Vanguard Explorer™ Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	25
Liquidity Risk Management	28

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2023
	Beginning Account Value 10/31/2022	Ending Account Value 4/30/2023	Expenses Paid During Period
Based on Actual Fund Return
Explorer Fund
Investor Shares	$1,000.00	$1,038.30	$2.32
Admiral™ Shares	1,000.00	1,038.80	1.77
Based on Hypothetical 5% Yearly Return
Explorer Fund
Investor Shares	$1,000.00	$1,022.51	$2.31
Admiral Shares	1,000.00	1,023.06	1.76
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.46% for Investor Shares and 0.35% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Explorer Fund
Fund Allocation
As of April 30, 2023
Communication Services	3.9%
Consumer Discretionary	11.6
Consumer Staples	3.7
Energy	4.1
Financials	8.7
Health Care	20.5
Industrials	21.9
Information Technology	16.0
Materials	4.0
Real Estate	3.3
Utilities	1.4
Other	0.9
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Explorer Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.1%)
Communication Services (3.7%)
	New York Times Co. Class A	2,784,978	110,703
*	Ziff Davis Inc.	1,113,345	81,430
*	Live Nation Entertainment Inc.	1,116,656	75,687
*	Bumble Inc. Class A	3,928,260	71,534
*	Cinemark Holdings Inc.	4,236,511	71,512
*	Cargurus Inc.	3,506,464	57,646
*	ZipRecruiter Inc. Class A	3,050,437	51,674
*	Take-Two Interactive Software Inc.	364,212	45,268
	Iridium Communications Inc.	531,656	33,744
	Warner Music Group Corp. Class A	1,063,704	32,411
	Electronic Arts Inc.	251,686	32,035
*	Yelp Inc. Class A	539,541	16,143
*	Spotify Technology SA	85,181	11,380
*	IAC Inc.	193,533	10,019
*	Playtika Holding Corp.	479,732	4,797
	Cable One Inc.	5,312	4,029
	Shutterstock Inc.	37,458	2,510
*	Clear Channel Outdoor Holdings Inc.	1,948,279	2,474
*	TripAdvisor Inc.	134,252	2,380
*	TechTarget Inc.	54,080	1,844
*	Bandwidth Inc. Class A	138,727	1,688
*	Vimeo Inc.	405,787	1,335
*	WideOpenWest Inc.	82,232	940
*	Integral Ad Science Holding Corp.	57,555	905
*	PubMatic Inc. Class A	62,376	852
*	Quotient Technology Inc.	290,641	820
	Madison Square Garden Sports Corp.	3,883	779
*	Eventbrite Inc. Class A	72,975	531
*	EverQuote Inc. Class A	47,437	331
			727,401
Consumer Discretionary (11.1%)
*	Burlington Stores Inc.	804,056	155,030
	Wingstop Inc.	572,671	114,597
*	Skyline Champion Corp.	1,431,284	106,158
*	Five Below Inc.	469,972	92,754
	Steven Madden Ltd.	2,396,569	83,976
	Meritage Homes Corp.	647,671	82,934
	Texas Roadhouse Inc. Class A	714,960	79,089
		Shares	Market Value• ($000)
	Acushnet Holdings Corp.	1,548,321	77,617
*	Crocs Inc.	621,051	76,805
	Levi Strauss & Co. Class A	5,121,583	74,058
*	YETI Holdings Inc.	1,854,822	73,173
	Churchill Downs Inc.	243,658	71,277
*	Skechers USA Inc. Class A	1,172,020	62,340
	Carter's Inc.	863,697	60,260
*	Floor & Decor Holdings Inc. Class A	473,252	47,013
	Pool Corp.	110,353	38,769
*	Sally Beauty Holdings Inc.	2,578,939	36,698
*	Topgolf Callaway Brands Corp.	1,626,472	36,059
*	Etsy Inc.	352,305	35,593
	Domino's Pizza Inc.	111,036	35,251
*	frontdoor Inc.	1,243,083	34,011
*	Deckers Outdoor Corp.	70,901	33,986
*	National Vision Holdings Inc.	1,606,547	33,802
*	Grand Canyon Education Inc.	256,497	30,446
*	Ulta Beauty Inc.	55,103	30,385
	Papa John's International Inc.	405,439	30,323
*,1	Canada Goose Holdings Inc.	1,465,228	28,748
*	Under Armour Inc. Class C	3,453,127	27,763
	Tractor Supply Co.	103,272	24,620
*,1	Farfetch Ltd. Class A	6,009,395	24,218
*,1	Sportradar Holding AG Class A	2,084,277	24,115
*	Leslie's Inc.	1,958,600	21,251
*	Fox Factory Holding Corp.	190,780	21,152
	Murphy USA Inc.	75,917	20,895
	Boyd Gaming Corp.	265,013	18,392
*	Bright Horizons Family Solutions Inc.	232,132	17,670
	Tapestry Inc.	368,937	15,056
*	Tri Pointe Homes Inc.	509,141	14,602
	Williams-Sonoma Inc.	117,330	14,202
*	Cavco Industries Inc.	45,782	13,745
	Hanesbrands Inc.	2,495,045	13,074
*	Revolve Group Inc.	632,379	13,059
	Buckle Inc.	355,170	11,909
	Toll Brothers Inc.	185,611	11,862

Explorer Fund
		Shares	Market Value• ($000)
	Travel & Leisure Co.	290,446	11,115
*	Chegg Inc.	566,957	10,194
*	SeaWorld Entertainment Inc.	169,834	9,113
*	Brinker International Inc.	213,305	8,515
*	Shake Shack Inc. Class A	117,595	6,445
	Patrick Industries Inc.	92,092	6,320
*	Master Craft Boat Holdings Inc.	213,187	6,240
*	Everi Holdings Inc.	387,131	5,884
	Oxford Industries Inc.	55,871	5,765
	Wendy's Co.	260,043	5,747
*	Malibu Boats Inc. Class A	94,029	5,336
*	Visteon Corp.	37,122	5,212
	Signet Jewelers Ltd.	70,780	5,208
*	Taylor Morrison Home Corp. Class A	119,320	5,142
*	RH	18,414	4,698
*	American Axle & Manufacturing Holdings Inc.	648,685	4,638
*	Perdoceo Education Corp.	354,118	4,596
	Dine Brands Global Inc.	68,827	4,469
*	CarParts.com Inc.	932,394	4,420
	Monarch Casino & Resort Inc.	63,703	4,418
	Brunswick Corp.	47,007	3,986
	International Game Technology plc	138,513	3,898
	Installed Building Products Inc.	31,144	3,870
*	Boot Barn Holdings Inc.	52,825	3,828
*	Hilton Grand Vacations Inc.	88,599	3,792
	Ruth's Hospitality Group Inc.	233,538	3,774
*	Stride Inc.	84,793	3,643
*	Golden Entertainment Inc.	83,224	3,509
	Academy Sports & Outdoors Inc.	54,150	3,440
*	Stitch Fix Inc. Class A	889,630	3,034
	Winnebago Industries Inc.	47,651	2,770
	Build-A-Bear Workshop Inc.	106,302	2,466
	Carriage Services Inc. Class A	80,893	2,322
	Jack in the Box Inc.	24,246	2,247
	Hibbett Inc.	40,557	2,203
*	Chico's FAS Inc.	414,400	2,089
*	Six Flags Entertainment Corp.	84,755	2,057
	Bloomin' Brands Inc.	73,012	1,809
	Red Rock Resorts Inc. Class A	34,699	1,693
*	Wayfair Inc. Class A	45,206	1,575
*	Dave & Buster's Entertainment Inc.	41,254	1,463
	Standard Motor Products Inc.	40,577	1,461
*	Coursera Inc.	115,104	1,432
[1]	Dillard's Inc. Class A	4,284	1,278
*	Denny's Corp.	109,135	1,223
	PulteGroup Inc.	14,352	964
	Guess? Inc.	50,609	954
		Shares	Market Value• ($000)
*	Warby Parker Inc. Class A	84,745	892
*	Neogames SA	59,624	802
*,1	Rent the Runway Inc. Class A	280,483	732
*	Victoria's Secret & Co.	20,786	645
*	Dorman Products Inc.	6,959	600
	Caleres Inc.	26,121	596
*,1	Torrid Holdings Inc.	151,156	517
*	Red Robin Gourmet Burgers Inc.	39,006	510
	RCI Hospitality Holdings Inc.	6,265	469
*,1	RealReal Inc.	387,636	434
			2,165,189
Consumer Staples (3.6%)
*	Performance Food Group Co.	2,276,085	142,688
*	BJ's Wholesale Club Holdings Inc.	1,454,265	111,062
	Nu Skin Enterprises Inc. Class A	1,937,581	76,457
	Casey's General Stores Inc.	266,643	61,013
*	Freshpet Inc.	629,337	43,405
	MGP Ingredients Inc.	391,395	38,623
*	Celsius Holdings Inc.	385,046	36,799
*	Dollar Tree Inc.	234,794	36,090
*	BellRing Brands Inc.	955,384	34,384
	Coca-Cola Consolidated Inc.	34,925	20,587
*	elf Beauty Inc.	211,784	19,645
	Lamb Weston Holdings Inc.	167,092	18,683
	Cal-Maine Foods Inc.	307,030	14,584
	Vector Group Ltd.	449,117	5,722
	Medifast Inc.	53,082	4,865
	John B Sanfilippo & Son Inc.	44,462	4,622
*	Pilgrim's Pride Corp.	169,200	3,860
*	Herbalife Nutrition Ltd.	231,240	3,436
*	USANA Health Sciences Inc.	43,366	2,878
	PriceSmart Inc.	35,377	2,607
	Inter Parfums Inc.	14,739	2,237
	Energizer Holdings Inc.	58,694	1,962
*	Darling Ingredients Inc.	32,703	1,948
	Turning Point Brands Inc.	75,086	1,786
*,1	Rite Aid Corp.	443,974	932
*	Beauty Health Co.	48,845	560
			691,435
Energy (3.9%)
	Chord Energy Corp.	781,119	111,177
	Viper Energy Partners LP	3,632,802	106,950
	Magnolia Oil & Gas Corp. Class A	4,961,277	104,782
	PDC Energy Inc.	1,338,907	87,096
	ChampionX Corp.	1,980,984	53,645
	EQT Corp.	1,025,000	35,711
	Matador Resources Co.	632,320	31,003
*	Southwestern Energy Co.	5,779,510	29,996
*	TechnipFMC plc	1,950,593	26,704
	Cactus Inc. Class A	520,162	21,056
	Coterra Energy Inc.	727,852	18,633
	Pioneer Natural Resources Co.	67,346	14,651

Explorer Fund
		Shares	Market Value• ($000)
	Liberty Energy Inc. Class A	1,090,390	13,968
*	Weatherford International plc	209,982	13,571
*	Par Pacific Holdings Inc.	512,433	12,006
	SM Energy Co.	331,085	9,297
*	Nabors Industries Ltd. (XNYS)	88,305	8,808
	Diamondback Energy Inc.	60,958	8,668
	Range Resources Corp.	303,830	8,036
	Ovintiv Inc. (XNYS)	166,438	6,005
*	Denbury Inc.	42,360	3,956
	Delek US Holdings Inc.	179,642	3,907
	Murphy Oil Corp.	99,957	3,669
	Texas Pacific Land Corp.	1,949	2,880
*	US Silica Holdings Inc.	208,045	2,715
*	Amplify Energy Corp.	363,162	2,509
*	NexTier Oilfield Solutions Inc.	308,839	2,495
*	Talos Energy Inc.	180,436	2,459
	Patterson-UTI Energy Inc.	213,365	2,388
*	Kosmos Energy Ltd.	323,339	2,069
*	Callon Petroleum Co.	54,997	1,823
*	Antero Resources Corp.	70,084	1,611
*	Oceaneering International Inc.	90,329	1,601
	CONSOL Energy Inc.	22,424	1,331
*	TETRA Technologies Inc.	387,026	1,103
	Arch Resources Inc.	8,036	982
*	W&T Offshore Inc.	188,483	824
	RPC Inc.	108,947	805
	PBF Energy Inc. Class A	20,333	709
	Solaris Oilfield Infrastructure Inc. Class A	82,776	636
	CVR Energy Inc.	23,550	620
			762,855
Financials (8.4%)
	LPL Financial Holdings Inc.	653,303	136,436
	Houlihan Lokey Inc. Class A	1,236,685	113,008
	Voya Financial Inc.	1,358,922	103,930
	Assured Guaranty Ltd.	1,744,302	93,966
	Tradeweb Markets Inc. Class A	1,284,641	90,452
	MGIC Investment Corp.	5,962,478	88,662
	Webster Financial Corp.	2,059,377	76,815
	StepStone Group Inc. Class A	3,161,355	69,645
*	Euronet Worldwide Inc.	626,647	69,395
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,366,328	67,156
	Valley National Bancorp	6,984,311	65,513
	American Financial Group Inc.	500,652	61,445
	FirstCash Holdings Inc.	556,424	57,328
	Prosperity Bancshares Inc.	871,340	54,563
	MarketAxess Holdings Inc.	156,130	49,707
	Assurant Inc.	343,381	42,281
*	PRA Group Inc.	1,045,899	37,935
	WisdomTree Inc.	5,758,737	35,935
*	WEX Inc.	191,166	33,903
		Shares	Market Value• ($000)
	Piper Sandler Cos.	216,530	29,327
*	Ryan Specialty Holdings Inc.	702,355	28,698
	FactSet Research Systems Inc.	61,740	25,418
*	Palomar Holdings Inc.	501,959	25,229
	Everest Re Group Ltd.	55,275	20,894
*	Toast Inc. Class A	841,219	15,310
	Virtus Investment Partners Inc.	77,110	14,050
	Synovus Financial Corp.	303,903	9,360
	RLI Corp.	64,545	8,975
	Federated Hermes Inc.	175,270	7,254
*	NMI Holdings Inc. Class A	293,295	6,863
*	Shift4 Payments Inc. Class A	94,025	6,372
	Lincoln National Corp.	289,221	6,285
*	AvidXchange Holdings Inc.	772,655	5,741
	Brown & Brown Inc.	78,827	5,076
	RenaissanceRe Holdings Ltd.	22,052	4,750
	Victory Capital Holdings Inc. Class A	155,043	4,735
	Western Union Co.	421,607	4,608
*	Green Dot Corp. Class A	261,866	4,502
*	Payoneer Global Inc.	805,677	4,399
	Westamerica BanCorp	103,214	4,181
*	LendingClub Corp.	534,946	3,841
*	PROG Holdings Inc.	112,392	3,398
*	Donnelley Financial Solutions Inc.	66,681	2,884
	Brightsphere Investment Group Inc.	127,564	2,880
*	Flywire Corp.	94,769	2,764
	First BanCorp (XNYS)	234,947	2,761
*	StoneX Group Inc.	26,779	2,626
	Bank of NT Butterfield & Son Ltd.	90,902	2,339
*	Bancorp Inc.	60,026	1,915
	Pathward Financial Inc.	34,693	1,545
*,1	Avantax Inc.	55,577	1,410
	Kinsale Capital Group Inc.	3,671	1,199
*	Metropolitan Bank Holding Corp.	36,054	1,157
	Jack Henry & Associates Inc.	6,955	1,136
*	LendingTree Inc.	36,839	878
	National Bank Holdings Corp. Class A	25,107	798
*	StoneCo. Ltd. Class A	63,787	786
	Cohen & Steers Inc.	11,210	673
*	Open Lending Corp. Class A	87,853	618
	Veritex Holdings Inc.	31,807	547
			1,626,257
Health Care (19.7%)
*	ICON plc ADR	845,083	162,839
*	Acadia Healthcare Co. Inc.	1,758,643	127,132
*	Omnicell Inc.	1,982,461	120,474
	Bio-Techne Corp.	1,287,163	102,819
*	Merit Medical Systems Inc.	1,215,588	98,815
*	QuidelOrtho Corp.	1,055,490	94,941
	Encompass Health Corp.	1,422,619	91,261

Explorer Fund
		Shares	Market Value• ($000)
*	Haemonetics Corp.	1,077,662	90,211
*	Insulet Corp.	274,127	87,183
*	Surgery Partners Inc.	2,195,137	87,059
*	ICU Medical Inc.	457,762	86,581
	STERIS plc	457,507	86,263
*	Penumbra Inc.	283,091	80,432
*	Veracyte Inc.	3,284,992	74,372
*	Ultragenyx Pharmaceutical Inc.	1,664,111	72,672
*	Glaukos Corp.	1,476,599	70,153
*	Globus Medical Inc. Class A	1,191,930	69,299
*	Myriad Genetics Inc.	3,198,220	68,090
*	Amedisys Inc.	845,942	67,929
*	Charles River Laboratories International Inc.	311,369	59,197
*	HealthEquity Inc.	1,098,279	58,703
	Cooper Cos. Inc.	151,648	57,846
*	Doximity Inc. Class A	1,449,858	53,282
	Stevanato Group SpA	1,857,902	49,253
*	Henry Schein Inc.	600,430	48,521
*	DexCom Inc.	397,861	48,276
*	Exelixis Inc.	2,489,078	45,550
*	Certara Inc.	1,744,190	42,157
*	Repligen Corp.	276,296	41,895
	ResMed Inc.	171,664	41,364
*	Hologic Inc.	479,970	41,282
*	Intra-Cellular Therapies Inc.	635,098	39,471
*	Molina Healthcare Inc.	131,653	39,218
*	Apellis Pharmaceuticals Inc.	465,480	38,835
*	Neurocrine Biosciences Inc.	383,506	38,749
*	Mettler-Toledo International Inc.	25,875	38,593
*	Integra LifeSciences Holdings Corp.	690,369	38,191
*	Cytokinetics Inc.	1,007,865	37,694
*	Halozyme Therapeutics Inc.	1,163,879	37,395
*	Zentalis Pharmaceuticals Inc.	1,678,842	36,985
	Teleflex Inc.	131,472	35,829
*	Sotera Health Co.	2,096,408	35,157
*	Kymera Therapeutics Inc.	1,113,445	35,118
*	REVOLUTION Medicines Inc.	1,473,476	34,612
*	IDEXX Laboratories Inc.	68,300	33,615
*	Blueprint Medicines Corp.	653,581	33,365
*	Supernus Pharmaceuticals Inc.	847,995	31,257
*	Horizon Therapeutics plc	273,304	30,380
	Bruker Corp.	360,103	28,495
*	Inspire Medical Systems Inc.	97,557	26,109
*	Celldex Therapeutics Inc.	828,961	26,063
*	iRhythm Technologies Inc.	193,516	25,428
*	Pacira BioSciences Inc.	557,637	25,267
*	Nevro Corp.	859,572	25,160
*	Legend Biotech Corp. ADR	361,465	24,836
*	Sage Therapeutics Inc.	478,803	23,389
*	Ascendis Pharma A/S ADR	315,857	22,097
		Shares	Market Value• ($000)
*	Medpace Holdings Inc.	102,064	20,427
	Chemed Corp.	36,870	20,325
*	Neogen Corp.	1,056,876	18,199
*	Illumina Inc.	88,337	18,159
*	NuVasive Inc.	417,058	17,950
*	Tandem Diabetes Care Inc.	446,493	17,672
*	Ionis Pharmaceuticals Inc.	494,417	17,488
*	Shockwave Medical Inc.	60,169	17,459
*	Maravai LifeSciences Holdings Inc. Class A	1,231,667	16,985
*	Ligand Pharmaceuticals Inc.	222,433	16,983
*	Alkermes plc	594,462	16,972
*	SpringWorks Therapeutics Inc.	704,117	16,462
*	Syneos Health Inc.	415,318	16,305
*	Azenta Inc.	363,802	15,822
*	Agios Pharmaceuticals Inc.	682,914	15,618
*	Sarepta Therapeutics Inc.	126,656	15,550
*	Arvinas Inc.	580,357	15,211
*	Catalent Inc.	283,681	14,218
*	Align Technology Inc.	42,250	13,744
*	Teladoc Health Inc.	514,559	13,651
*	Lantheus Holdings Inc.	152,341	13,018
*,1	Immatics NV	1,786,300	12,772
*	Axonics Inc.	202,580	11,640
*	AMN Healthcare Services Inc.	124,065	10,713
*	ACADIA Pharmaceuticals Inc.	477,290	10,181
*	Relay Therapeutics Inc.	876,069	9,961
*	Axogen Inc.	1,072,597	9,675
*	Schrodinger Inc.	299,066	8,828
*	Veeva Systems Inc. Class A	48,445	8,676
*	Exact Sciences Corp.	135,337	8,671
*	Tenet Healthcare Corp.	115,643	8,479
*	Intercept Pharmaceuticals Inc.	488,431	8,460
*	Avantor Inc.	432,855	8,432
*	CorVel Corp.	40,848	8,252
*	STAAR Surgical Co.	114,542	8,072
	Ensign Group Inc.	80,101	7,777
*	Fate Therapeutics Inc.	1,187,376	7,207
*	AtriCure Inc.	153,416	6,749
*	LivaNova plc	129,443	6,200
*	Deciphera Pharmaceuticals Inc.	366,577	5,209
*	Karyopharm Therapeutics Inc.	1,422,802	5,094
*	C4 Therapeutics Inc.	1,651,861	4,989
*	Natera Inc.	95,741	4,856
*	Bridgebio Pharma Inc.	330,474	4,798
*	PTC Therapeutics Inc.	84,568	4,663
*	Arrowhead Pharmaceuticals Inc.	128,416	4,547
*	Protagonist Therapeutics Inc.	196,775	4,447
*	Phreesia Inc.	137,823	4,361
*	Evolent Health Inc. Class A	119,600	4,355
*,1	Akebia Therapeutics Inc.	4,698,164	4,268
*	FibroGen Inc.	246,795	4,225
*	Option Care Health Inc.	129,218	4,154

Explorer Fund
		Shares	Market Value• ($000)
*	10X Genomics Inc. Class A	71,953	3,772
*	Novocure Ltd.	56,067	3,695
*	ImmunoGen Inc.	623,526	3,361
*	Voyager Therapeutics Inc.	457,063	3,314
*	Coherus Biosciences Inc.	445,965	3,224
*	Arcturus Therapeutics Holdings Inc.	120,612	3,211
	Agenus Inc.	2,079,443	3,140
*	Atara Biotherapeutics Inc.	1,112,882	3,016
*,1	Novavax Inc.	377,198	2,893
*	Hims & Hers Health Inc.	241,759	2,802
*	Twist Bioscience Corp.	215,290	2,687
*	MacroGenics Inc.	352,568	2,429
*	Masimo Corp.	12,204	2,308
*	Health Catalyst Inc.	169,456	2,135
*	Puma Biotechnology Inc.	777,390	2,083
*	Sangamo Therapeutics Inc.	1,395,270	2,051
*	Amphastar Pharmaceuticals Inc.	55,905	2,000
*	Inogen Inc.	140,851	1,875
*	Kiniksa Pharmaceuticals Ltd. Class A	169,216	1,819
*	Pediatrix Medical Group Inc.	126,346	1,811
*	Silk Road Medical Inc.	40,573	1,786
*	Viridian Therapeutics Inc.	59,893	1,679
*,1	Heron Therapeutics Inc.	688,101	1,645
*	Alector Inc.	236,904	1,564
*	Karuna Therapeutics Inc.	7,384	1,465
*	Veradigm Inc.	115,239	1,439
*,1	OmniAb Inc. (XNMS)	407,650	1,419
*	Morphic Holding Inc.	29,762	1,407
*	Seres Therapeutics Inc.	274,560	1,338
*	CytomX Therapeutics Inc.	820,461	1,337
*	Fortress Biotech Inc.	1,732,308	1,329
*	Lexicon Pharmaceuticals Inc.	542,066	1,296
*	Joint Corp.	81,335	1,284
*	UFP Technologies Inc.	7,810	1,077
*	MannKind Corp.	277,305	1,068
*	Tactile Systems Technology Inc.	58,309	1,063
*	TG Therapeutics Inc.	39,506	981
*	ViewRay Inc.	800,777	945
*	Pennant Group Inc.	66,647	924
*	Amicus Therapeutics Inc.	78,779	909
*	Cerus Corp.	359,734	831
*	IVERIC bio Inc.	24,708	813
*	Rapt Therapeutics Inc.	42,902	781
*	Surmodics Inc.	33,543	773
*	Codexis Inc.	186,328	730
*,1	Gossamer Bio Inc.	555,356	716
	Embecta Corp.	25,159	698
*	Affimed NV	756,672	681
*,2	Scilex Holding Co. (Acquired 1/6/23, Cost $1,032)	98,470	642
*	Selecta Biosciences Inc.	528,838	629
*	Esperion Therapeutics Inc.	445,798	588
*	ModivCare Inc.	9,225	587
*	BioCryst Pharmaceuticals Inc.	69,117	526
*	Amneal Pharmaceuticals Inc.	244,539	472
		Shares	Market Value• ($000)
*,1	Mei Pharma Inc.	61,622	314
[1]	Carisma Therapeutics Inc.	73,835	306
*	Precision BioSciences Inc.	342,301	288
*	Atea Pharmaceuticals Inc.	81,077	265
*	NextCure Inc.	171,519	259
*	Organogenesis Holdings Inc. Class A	126,114	259
*	Personalis Inc.	96,118	219
*	Cue Biopharma Inc.	46,345	201
*	Retractable Technologies Inc.	107,784	188
*,1	Molecular Templates Inc.	424,818	167
*,1	Syros Pharmaceuticals Inc.	23,659	75
*	MiNK Therapeutics Inc.	27,384	49
*	Athenex Inc.	30,123	39
*,3	OmniAb Inc. 12.5 Earnout	84,348	—
*,3	OmniAb Inc. 15 Earnout	84,348	—
			3,827,765
Industrials (21.1%)
*	Kirby Corp.	1,993,652	143,224
*	Builders FirstSource Inc.	1,188,682	112,651
*	AerCap Holdings NV	1,991,001	112,213
	Science Applications International Corp.	1,081,467	110,342
*	Middleby Corp.	759,669	107,022
*	TriNet Group Inc.	1,104,188	102,447
*	RBC Bearings Inc.	427,357	97,014
*	Fluor Corp.	3,333,293	96,866
	GATX Corp.	842,618	95,983
	Rush Enterprises Inc. Class A	1,734,829	92,137
	Ritchie Bros Auctioneers Inc.	1,535,162	87,796
*	WillScot Mobile Mini Holdings Corp.	1,925,867	87,434
	Flowserve Corp.	2,590,489	86,496
	Kennametal Inc.	3,184,949	82,681
	Herc Holdings Inc.	799,233	79,939
*	Alight Inc. Class A	8,425,033	77,932
*	Clean Harbors Inc.	531,062	77,089
*	Shoals Technologies Group Inc. Class A	3,645,221	76,149
	Fortune Brands Innovations Inc.	1,142,814	73,929
	Zurn Elkay Water Solutions Corp.	3,426,725	73,846
	Sensata Technologies Holding plc	1,699,056	73,824
*	Gibraltar Industries Inc.	1,458,504	72,984
*	Trex Co. Inc.	1,316,631	71,967
	Spirit AeroSystems Holdings Inc. Class A	2,415,062	71,872
*	Mercury Systems Inc.	1,491,214	71,086
*	Axon Enterprise Inc.	322,369	67,926
*	Alaska Air Group Inc.	1,474,686	64,090
	IDEX Corp.	308,180	63,584
	Maximus Inc.	735,549	61,529
*	ACV Auctions Inc. Class A	4,699,170	61,230
*	Masonite International Corp.	642,393	58,721
	Concentrix Corp.	594,073	57,334
	Acuity Brands Inc.	353,785	55,679

Explorer Fund
		Shares	Market Value• ($000)
	Matson Inc.	738,516	50,241
	Forward Air Corp.	472,233	49,825
*	Sterling Check Corp.	3,958,602	44,495
*	API Group Corp.	1,928,355	43,889
	Tennant Co.	568,668	43,458
	Verisk Analytics Inc. Class A	214,559	41,648
	Applied Industrial Technologies Inc.	301,380	40,885
*	AeroVironment Inc.	390,586	39,328
*	GXO Logistics Inc.	710,045	37,725
*	Paycor HCM Inc.	1,578,757	37,101
	HEICO Corp. Class A	275,721	37,010
*	SiteOne Landscape Supply Inc.	232,356	34,328
*	Generac Holdings Inc.	312,630	31,957
	BWX Technologies Inc.	479,800	30,985
	John Bean Technologies Corp.	279,185	30,350
*	XPO Inc.	671,745	29,678
*	Cimpress plc	545,472	28,337
	Rockwell Automation Inc.	98,390	27,885
*	CoStar Group Inc.	329,309	25,340
*	Kratos Defense & Security Solutions Inc.	1,923,712	24,816
	Allison Transmission Holdings Inc.	477,607	23,302
*	Atkore Inc.	178,234	22,516
	Vertiv Holdings Co. Class A	1,505,421	22,461
*	FTI Consulting Inc.	123,760	22,339
	EMCOR Group Inc.	130,452	22,307
*	GMS Inc.	364,908	21,187
	UFP Industries Inc.	252,956	19,862
	Tetra Tech Inc.	140,626	19,458
	United Rentals Inc.	53,030	19,150
*	Bloom Energy Corp. Class A	1,114,527	18,557
	Watts Water Technologies Inc. Class A	108,704	17,581
	Terex Corp.	393,845	17,562
*	Paylocity Holding Corp.	90,438	17,481
	JB Hunt Transport Services Inc.	97,176	17,034
*	Ameresco Inc. Class A	387,477	16,119
*	AZEK Co. Inc. Class A	579,264	15,721
	AGCO Corp.	123,805	15,344
	WESCO International Inc.	96,186	13,851
	Lincoln Electric Holdings Inc.	72,317	12,135
*	Rocket Lab USA Inc.	2,930,021	11,486
	Heartland Express Inc.	777,833	11,263
	Carlisle Cos. Inc.	51,632	11,145
	Valmont Industries Inc.	37,580	10,919
	Howmet Aerospace Inc.	237,533	10,520
*	ExlService Holdings Inc.	57,465	10,251
	Donaldson Co. Inc.	153,545	9,758
*	Kornit Digital Ltd.	519,660	9,489
*	ASGN Inc.	131,412	9,408
	Kforce Inc.	156,820	9,274
*	Masterbrand Inc.	1,119,087	9,031
	H&E Equipment Services Inc.	246,118	8,983
	Robert Half International Inc.	115,175	8,408
		Shares	Market Value• ($000)
	CSG Systems International Inc.	151,605	7,987
	Exponent Inc.	79,887	7,354
	GrafTech International Ltd.	1,534,770	7,229
	Insperity Inc.	56,807	6,957
*	Huron Consulting Group Inc.	81,442	6,905
	Boise Cascade Co.	99,722	6,812
	Franklin Electric Co. Inc.	64,887	5,805
	Booz Allen Hamilton Holding Corp. Class A	58,856	5,634
	Korn Ferry	109,855	5,275
	Wabash National Corp.	205,407	5,273
*	MYR Group Inc.	40,941	5,240
	TTEC Holdings Inc.	133,353	4,543
	Veritiv Corp.	37,835	4,346
*	MRC Global Inc.	442,185	4,307
*	Lyft Inc. Class A	403,550	4,136
	Graco Inc.	47,324	3,752
	MSA Safety Inc.	28,388	3,683
*	Titan International Inc.	371,644	3,627
	Marten Transport Ltd.	175,503	3,543
	Comfort Systems USA Inc.	22,839	3,414
	Brink's Co.	53,132	3,339
*	TrueBlue Inc.	216,816	3,285
	EnerSys	39,072	3,242
	Brady Corp. Class A	59,622	3,043
*	RXO Inc.	149,256	2,700
*	Saia Inc.	9,000	2,680
	Advanced Drainage Systems Inc.	30,190	2,588
	AAON Inc.	25,713	2,520
*	Upwork Inc.	261,839	2,506
*	Air Transport Services Group Inc.	103,493	2,102
	Mueller Industries Inc.	27,510	1,977
	Apogee Enterprises Inc.	40,965	1,743
	Kadant Inc.	8,754	1,627
	Enerpac Tool Group Corp. Class A	67,758	1,610
*	Array Technologies Inc.	68,521	1,401
	Alamo Group Inc.	7,543	1,333
	ArcBest Corp.	13,894	1,312
*	First Advantage Corp.	100,264	1,289
*	Sterling Infrastructure Inc.	34,313	1,267
	Primoris Services Corp.	43,424	1,099
	Genpact Ltd.	22,978	1,024
*	Hudson Technologies Inc.	111,677	863
*	Janus International Group Inc.	92,812	835
*	LegalZoom.Com Inc.	87,515	821
	Pitney Bowes Inc.	233,155	818
	Lindsay Corp.	6,673	806
*	BlueLinx Holdings Inc.	10,970	769
*	JELD-WEN Holding Inc.	59,489	760
*	Franklin Covey Co.	20,352	747
*	Casella Waste Systems Inc. Class A	8,044	716
	Moog Inc. Class A	7,332	661
	CRA International Inc.	5,856	616
	Quanta Services Inc.	3,590	609
	Federal Signal Corp.	11,453	588
	Allegion plc	5,313	587
	AECOM	6,965	578

Explorer Fund
		Shares	Market Value• ($000)
*	Frontier Group Holdings Inc.	58,954	559
*	Hireright Holdings Corp.	36,992	392
			4,099,433
Information Technology (15.3%)
*	Guidewire Software Inc.	1,914,156	145,840
*	Five9 Inc.	2,186,731	141,788
*	New Relic Inc.	1,959,822	140,068
*	Dynatrace Inc.	2,215,395	93,667
*	GoDaddy Inc. Class A	1,221,300	92,428
	Power Integrations Inc.	1,228,437	89,406
*	Manhattan Associates Inc.	524,588	86,914
	Monolithic Power Systems Inc.	180,500	83,386
*	Jamf Holding Corp.	3,930,067	74,357
*	Smartsheet Inc. Class A	1,743,564	71,259
*	Cirrus Logic Inc.	816,299	70,030
*	Viavi Solutions Inc.	7,189,842	64,421
*	Cadence Design Systems Inc.	306,290	64,152
*	Trimble Inc.	1,284,710	60,510
*	Informatica Inc. Class A	3,875,209	59,911
*	HubSpot Inc.	134,569	56,647
*	Teledyne Technologies Inc.	132,410	54,871
*	Wix.com Ltd.	568,513	49,591
*	Silicon Laboratories Inc.	355,812	49,565
*	Lattice Semiconductor Corp.	562,017	44,793
*	Palo Alto Networks Inc.	244,962	44,696
*	Tenable Holdings Inc.	1,185,140	43,838
*	Onto Innovation Inc.	539,899	43,721
*	PTC Inc.	318,526	40,067
*,1	GLOBALFOUNDRIES Inc.	677,328	39,827
*	Envestnet Inc.	618,898	39,226
*	Rapid7 Inc.	736,538	35,803
*	Globant SA	219,417	34,420
*	Tyler Technologies Inc.	85,764	32,507
*	ON Semiconductor Corp.	445,737	32,075
*	Momentive Global Inc.	3,405,877	31,981
*	Okta Inc.	434,973	29,809
	Microchip Technology Inc.	402,808	29,401
*	N-Able Inc.	2,272,741	28,977
*	CyberArk Software Ltd.	224,703	27,998
*	Fortinet Inc.	437,523	27,586
*	Box Inc. Class A	1,037,323	27,448
*	Procore Technologies Inc.	505,100	26,977
	Jabil Inc.	339,220	26,510
*	Black Knight Inc.	475,572	25,985
	Bentley Systems Inc. Class B	603,500	25,685
	National Instruments Corp.	429,029	24,982
*	Qualtrics International Inc. Class A	1,378,248	24,712
*	Allegro MicroSystems Inc.	622,400	22,263
	Clear Secure Inc. Class A	915,000	22,134
*	Monday.com Ltd.	181,381	22,114
*	Consensus Cloud Solutions Inc.	591,462	22,079
*	ANSYS Inc.	69,172	21,714
*	Everbridge Inc.	823,211	21,634
*	Freshworks Inc. Class A	1,465,200	19,575
		Shares	Market Value• ($000)
*	Sprout Social Inc. Class A	373,944	18,420
*	RingCentral Inc. Class A	652,573	17,985
*	Elastic NV	308,520	17,663
*,4	8x8 Inc.	5,986,571	17,181
*	Qualys Inc.	149,899	16,930
*	Ambarella Inc.	268,391	16,635
*	Dropbox Inc. Class A	790,480	16,078
*	Nutanix Inc. Class A	654,791	15,702
*	Axcelis Technologies Inc.	131,069	15,505
*	PROS Holdings Inc.	509,666	14,459
	Cognex Corp.	295,926	14,113
*	Enphase Energy Inc.	85,700	14,072
*	Extreme Networks Inc.	780,336	13,874
*	Aspen Technology Inc.	77,388	13,698
*	Varonis Systems Inc. Class B	553,560	12,820
*	SentinelOne Inc. Class A	779,800	12,531
*	CommVault Systems Inc.	212,028	12,355
*	Fair Isaac Corp.	16,400	11,938
*	Sumo Logic Inc.	952,418	11,429
*	Diodes Inc.	142,496	11,357
*	Impinj Inc.	125,467	11,093
*	Domo Inc. Class B	689,400	10,948
*	Pure Storage Inc. Class A	471,169	10,757
*	CommScope Holding Co. Inc.	2,139,814	10,549
*	Yext Inc.	1,154,695	10,138
	A10 Networks Inc.	696,445	9,848
*	Teradata Corp.	237,629	9,199
	Pegasystems Inc.	170,017	7,756
	Amkor Technology Inc.	330,034	7,383
*	Super Micro Computer Inc.	65,365	6,891
*	Arrow Electronics Inc.	56,850	6,505
*	Synaptics Inc.	69,929	6,193
*	SMART Global Holdings Inc.	391,410	6,036
*	Semtech Corp.	299,743	5,842
*	Blackline Inc.	96,212	5,360
*	MaxLinear Inc.	215,960	5,211
*	Ultra Clean Holdings Inc.	173,955	4,965
*	Infinera Corp.	722,166	4,571
*	Confluent Inc. Class A	203,019	4,466
*	Itron Inc.	83,484	4,458
*	Agilysys Inc.	51,299	4,003
*	Fabrinet	38,015	3,610
*	ePlus Inc.	80,163	3,490
*	eGain Corp.	440,680	3,235
	Hackett Group Inc.	166,549	3,091
*	Workiva Inc. Class A	29,811	2,785
*	Plexus Corp.	26,959	2,358
*	FormFactor Inc.	84,193	2,299
*	Brightcove Inc.	524,919	2,173
*	Arlo Technologies Inc.	308,971	1,990
*	BigCommerce Holdings Inc. Series 1	246,340	1,820
*	ACI Worldwide Inc.	71,312	1,806
	Vishay Intertechnology Inc.	83,285	1,773
*	Zuora Inc. Class A	201,576	1,570
*	Alarm.com Holdings Inc.	32,459	1,548
*	Eastman Kodak Co.	451,327	1,485
*	UiPath Inc. Class A	101,537	1,430
*	EngageSmart Inc.	77,198	1,326
*	Squarespace Inc. Class A	39,792	1,238

Explorer Fund
		Shares	Market Value• ($000)
*	Cambium Networks Corp.	74,883	1,134
*	ACM Research Inc. Class A	115,490	1,080
*	LivePerson Inc.	194,339	900
*	OSI Systems Inc.	7,962	899
*	Upland Software Inc.	233,415	857
*	Alpha & Omega Semiconductor Ltd.	26,248	627
*	NCR Corp.	22,956	512
*	Couchbase Inc.	32,929	506
			2,981,807
Materials (3.8%)
	Graphic Packaging Holding Co.	7,247,372	178,720
	Methanex Corp.	1,991,434	89,196
	Cabot Corp.	1,158,477	83,132
	Louisiana-Pacific Corp.	1,373,173	82,033
*	Livent Corp.	2,621,691	57,284
*	Summit Materials Inc. Class A	1,862,087	51,040
	Ashland Inc.	474,900	48,255
	Eagle Materials Inc.	148,714	22,041
	Balchem Corp.	157,248	20,662
	Olin Corp.	229,096	12,692
	Chemours Co.	387,612	11,268
	Warrior Met Coal Inc.	305,413	10,558
*	O-I Glass Inc.	439,634	9,879
	Avery Dennison Corp.	39,485	6,889
*	Ingevity Corp.	90,240	6,474
	Sensient Technologies Corp.	85,307	6,352
	Innospec Inc.	49,420	5,023
	AdvanSix Inc.	130,940	4,934
	Berry Global Group Inc.	82,011	4,741
*	Constellium SE Class A	277,734	4,124
	Steel Dynamics Inc.	34,879	3,626
	Sylvamo Corp.	57,284	2,625
	Orion Engineered Carbons SA	95,525	2,313
	American Vanguard Corp.	119,450	2,299
	Alpha Metallurgical Resources Inc.	15,522	2,275
	Sealed Air Corp.	46,762	2,244
*	LSB Industries Inc.	184,089	1,644
*	ATI Inc.	42,219	1,630
	Greif Inc. Class A	24,713	1,552
	Avient Corp.	38,038	1,465
	Ryerson Holding Corp.	37,745	1,426
	Schnitzer Steel Industries Inc. Class A	26,655	770
*	Century Aluminum Co.	67,544	580
			739,746
Other (0.9%)
[5]	Vanguard Small-Cap ETF	923,288	172,941
*,3	Sesen Bio CVR	1,476,709	—
			172,941
Real Estate (3.2%)
	Life Storage Inc.	741,052	99,582
	Essential Properties Realty Trust Inc.	3,663,517	90,672
	Phillips Edison & Co. Inc.	2,794,797	88,148
	Rexford Industrial Realty Inc.	1,411,877	78,740
	PotlatchDeltic Corp.	1,650,467	76,301
	Douglas Emmett Inc.	3,819,325	49,193
		Shares	Market Value• ($000)
	Xenia Hotels & Resorts Inc.	2,990,372	37,858
	Americold Realty Trust Inc.	1,266,700	37,482
	Outfront Media Inc.	989,416	16,484
	Lamar Advertising Co. Class A	76,468	8,081
	Tanger Factory Outlet Centers Inc.	353,172	6,926
	Equity LifeStyle Properties Inc.	96,584	6,655
*	Zillow Group Inc. Class C	150,418	6,549
	CareTrust REIT Inc.	287,444	5,602
	DigitalBridge Group Inc.	303,203	3,769
	NexPoint Residential Trust Inc.	87,297	3,748
	Newmark Group Inc. Class A	310,206	1,967
	Alexander's Inc.	9,841	1,831
	RMR Group Inc. Class A	75,418	1,791
	Gladstone Commercial Corp.	109,587	1,308
	Douglas Elliman Inc.	254,240	811
	Iron Mountain Inc.	11,561	639
	St. Joe Co.	15,361	631
			624,768
Utilities (1.4%)
	Portland General Electric Co.	1,640,592	83,047
	Atlantica Sustainable Infrastructure plc	2,892,055	76,986
	Ormat Technologies Inc. (XNYS)	726,935	62,378
	Vistra Corp.	652,108	15,559
	National Fuel Gas Co.	245,502	13,724
	Otter Tail Corp.	122,848	8,839
	MGE Energy Inc.	26,302	2,015
	Clearway Energy Inc. Class C	50,247	1,526
			264,074
Total Common Stocks (Cost $16,430,626)			18,683,671
Temporary Cash Investments (4.1%)
Money Market Fund (3.5%)
[6,7]	Vanguard Market Liquidity Fund, 4.853%	6,888,362	688,767

Explorer Fund
	Face Amount ($000)	Market Value• ($000)
Repurchase Agreement (0.6%)
Deutsche Bank Securities, Inc. 4.790%, 5/1/23 (Dated 4/28/23, Repurchase Value $117,747,000, collateralized by Fannie Mae 3.00%–5.000%, 6/1/37–4/1/53, with a value of $120,054,000)	117,700	117,700
Total Temporary Cash Investments (Cost $806,353)		806,467
Total Investments (100.2%) (Cost $17,236,979)		19,490,138
Other Assets and Liabilities—Net (-0.2%)		(40,062)
Net Assets (100%)		19,450,076
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $62,211,000.
2	Restricted securities totaling $642,000, representing 0.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $67,322,000 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2023	4,527	401,726	(2,546)

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Statement of Assets and Liabilities
As of April 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $16,318,589)	18,611,249
Affiliated Issuers (Cost $918,390)	878,889
Total Investments in Securities	19,490,138
Investment in Vanguard	702
Cash Collateral Pledged—Futures Contracts	27,118
Receivables for Investment Securities Sold	38,254
Receivables for Accrued Income	4,607
Receivables for Capital Shares Issued	20,556
Variation Margin Receivable—Futures Contracts	3,881
Total Assets	19,585,256
Liabilities
Due to Custodian	2,890
Payables for Investment Securities Purchased	45,504
Collateral for Securities on Loan	67,322
Payables to Investment Advisor	10,189
Payables for Capital Shares Redeemed	8,022
Payables to Vanguard	1,253
Total Liabilities	135,180
Net Assets	19,450,076
1 Includes $62,211,000 of securities on loan.
At April 30, 2023, net assets consisted of:

Paid-in Capital	17,324,102
Total Distributable Earnings (Loss)	2,125,974
Net Assets	19,450,076

Investor Shares—Net Assets
Applicable to 29,242,232 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,878,544
Net Asset Value Per Share—Investor Shares	$98.44

Admiral Shares—Net Assets
Applicable to 181,033,699 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,571,532
Net Asset Value Per Share—Admiral Shares	$91.54

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Statement of Operations

Six Months Ended April 30, 2023
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	79,043
Dividends—Affiliated Issuers	1,860
Interest—Unaffiliated Issuers	4,402
Interest—Affiliated Issuers	12,397
Securities Lending—Net	1,096
Total Income	98,798
Expenses
Investment Advisory Fees—Note B
Basic Fee	15,947
Performance Adjustment	4,457
The Vanguard Group—Note C
Management and Administrative—Investor Shares	3,467
Management and Administrative—Admiral Shares	10,582
Marketing and Distribution—Investor Shares	66
Marketing and Distribution—Admiral Shares	388
Custodian Fees	52
Shareholders’ Reports—Investor Shares	40
Shareholders’ Reports—Admiral Shares	131
Trustees’ Fees and Expenses	4
Other Expenses	7
Total Expenses	35,141
Expenses Paid Indirectly	(4)
Net Expenses	35,137
Net Investment Income	63,661
Realized Net Gain (Loss)
Capital Gains Distributions Received – Affiliated Issuers	1
Investment Securities Sold—Unaffiliated Issuers	(13,855)
Investment Securities Sold—Affiliated Issuers	(19,110)
Futures Contracts	(30,836)
Realized Net Gain (Loss)	(63,800)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	704,228
Investment Securities—Affiliated Issuers	18,554
Futures Contracts	3,938
Change in Unrealized Appreciation (Depreciation)	726,720
Net Increase (Decrease) in Net Assets Resulting from Operations	726,581
1	Dividends are net of foreign withholding taxes of $470,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	63,661	84,527
Realized Net Gain (Loss)	(63,800)	865,754
Change in Unrealized Appreciation (Depreciation)	726,720	(6,678,679)
Net Increase (Decrease) in Net Assets Resulting from Operations	726,581	(5,728,398)
Distributions
Investor Shares	(137,228)	(542,949)
Admiral Shares	(780,809)	(2,859,142)
Total Distributions	(918,037)	(3,402,091)
Capital Share Transactions
Investor Shares	10,035	274,349
Admiral Shares	580,498	3,239,276
Net Increase (Decrease) from Capital Share Transactions	590,533	3,513,625
Total Increase (Decrease)	399,077	(5,616,864)
Net Assets
Beginning of Period	19,050,999	24,667,863
End of Period	19,450,076	19,050,999

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$99.70	$151.47	$110.44	$101.66	$102.25	$102.10
Investment Operations
Net Investment Income[1]	.280	.349	.206	.284	.333	.325
Net Realized and Unrealized Gain (Loss) on Investments	3.213	(31.635)	49.372	13.688	8.234	11.192
Total from Investment Operations	3.493	(31.286)	49.578	13.972	8.567	11.517
Distributions
Dividends from Net Investment Income	(.360)	(.278)	(.158)	(.295)	(.286)	(.475)
Distributions from Realized Capital Gains	(4.393)	(20.206)	(8.390)	(4.897)	(8.871)	(10.892)
Total Distributions	(4.753)	(20.484)	(8.548)	(5.192)	(9.157)	(11.367)
Net Asset Value, End of Period	$98.44	$99.70	$151.47	$110.44	$101.66	$102.25
Total Return[2]	3.83%	-23.09%	46.27%	14.08%	10.15%	12.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,879	$2,894	$4,074	$3,325	$3,520	$3,420
Ratio of Total Expenses to Average Net Assets[3]	0.46%[4]	0.45%[4]	0.40%	0.41%	0.45%	0.44%
Ratio of Net Investment Income to Average Net Assets	0.55%	0.31%	0.15%	0.28%	0.33%	0.31%
Portfolio Turnover Rate	18%	44%	45%	43%	41%	50%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.05%, 0.04%, (0.01%), (0.01%), 0.03% and 0.02%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.46% and 0.45%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$92.79	$141.02	$102.82	$94.64	$95.24	$94.99
Investment Operations
Net Investment Income[1]	.310	.437	.321	.365	.409	.418
Net Realized and Unrealized Gain (Loss) on Investments	2.975	(29.417)	45.967	12.752	7.648	10.405
Total from Investment Operations	3.285	(28.980)	46.288	13.117	8.057	10.823
Distributions
Dividends from Net Investment Income	(.447)	(.434)	(.275)	(.378)	(.393)	(.438)
Distributions from Realized Capital Gains	(4.088)	(18.816)	(7.813)	(4.559)	(8.264)	(10.135)
Total Distributions	(4.535)	(19.250)	(8.088)	(4.937)	(8.657)	(10.573)
Net Asset Value, End of Period	$91.54	$92.79	$141.02	$102.82	$94.64	$95.24
Total Return[2]	3.88%	-23.00%	46.42%	14.21%	10.27%	12.24%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,572	$16,157	$20,594	$13,279	$12,569	$11,616
Ratio of Total Expenses to Average Net Assets[3]	0.35%[4]	0.34%[4]	0.29%	0.30%	0.34%	0.32%
Ratio of Net Investment Income to Average Net Assets	0.66%	0.42%	0.25%	0.39%	0.44%	0.43%
Portfolio Turnover Rate	18%	44%	45%	43%	41%	50%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.05%, 0.04%, (0.01%), (0.01%), 0.03% and 0.02%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.35% and 0.34%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Notes to Financial Statements
Vanguard Explorer Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

Explorer Fund
4. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2023, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities

Explorer Fund
for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Explorer Fund
B.	The investment advisory firms Wellington Management Company llp, ClearBridge Investments, LLC, Stephens Investment Management Group, LLC, and ArrowMark Colorado Holdings, LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Wellington Management Company llp and ClearBridge Investments, LLC, are subject to quarterly adjustments based on performance relative to the Russell 2500 Growth Index for the preceding three years. The basic fees of Stephens Investment Management Group, LLC, and ArrowMark Colorado Holdings, LLC, are subject to quarterly adjustments based on performance relative to the Russell 2500 Growth Index for the preceding five years.
Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $347,000 for the six months ended April 30, 2023.
For the six months ended April 30, 2023, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.17% of the fund’s average net assets, before a net increase of $4,457,000 (0.05%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2023, the fund had contributed to Vanguard capital in the amount of $702,000, representing less than 0.01% of the fund’s net assets and 0.28% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended April 30, 2023, these arrangements reduced the fund’s expenses by $4,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Explorer Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	18,683,029	642	—	18,683,671
Temporary Cash Investments	688,767	117,700	—	806,467
Total	19,371,796	118,342	—	19,490,138
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	2,546	—	—	2,546
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	As of April 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	17,376,487
Gross Unrealized Appreciation	4,168,372
Gross Unrealized Depreciation	(2,057,267)
Net Unrealized Appreciation (Depreciation)	2,111,105
G.	During the six months ended April 30, 2023, the fund purchased $3,334,198,000 of investment securities and sold $3,630,047,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2023, such purchases were $2,891,000 and sales were $25,565,000, resulting in net realized gain of $144,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Explorer Fund
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	100,872	1,009	237,214	2,052
Issued in Lieu of Cash Distributions	133,501	1,448	526,661	4,329
Redeemed	(224,338)	(2,239)	(489,526)	(4,253)
Net Increase (Decrease)—Investor Shares	10,035	218	274,349	2,128
Admiral Shares
Issued	1,071,991	11,621	2,678,849	24,883
Issued in Lieu of Cash Distributions	723,744	8,447	2,659,574	23,515
Redeemed	(1,215,237)	(13,166)	(2,099,147)	(20,303)
Net Increase (Decrease)—Admiral Shares	580,498	6,902	3,239,276	28,095
I.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Oct. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2023 Market Value ($000)
8x8 Inc.	NA1	4,632	3,895	(8,749)	661	—	—	17,181
Vanguard Market Liquidity Fund	716,694	NA2	NA2	65	(4)	12,397	1	688,767
Vanguard Small-Cap ETF	217,998	62,946	103,119	207	(5,091)	1,860	—	172,941
Veracyte Inc.	79,133	4,189	21,305	(10,633)	22,988	—	—	NA3
Total	1,013,825	71,767	128,319	(19,110)	18,554	14,257	1	878,889
1	Not applicable—at October 31, 2022, the issuer was not an affiliated company of the fund.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
3	Not applicable—at April 30, 2023, the security was still held, but the issuer was no longer an affiliated company of the fund.
J.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.

Explorer Fund
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
K.	Management has determined that no events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Explorer Fund has renewed the fund’s investment advisory arrangements with Wellington Management Company llp (Wellington Management); Stephens Investment Management Group, LLC (SIMG); ArrowMark Colorado Holdings, LLC (ArrowMark Partners); ClearBridge Investments, LLC (ClearBridge); and The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered the following:
Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. Using a bottom-up, fundamentally driven approach, Wellington Management invests opportunistically in a diversified portfolio of high-quality stocks. The advisor attempts to identify companies with key success factors such as top market share, substantial insider ownership, and fully funded business plans. The investment team has the support of Wellington Management’s global industry analysts in conducting its research-intensive approach. Wellington Management has advised a portion of the fund since its inception in 1967.
SIMG. Founded in 2005, SIMG is a subsidiary of Stephens Investments Holdings LLC, a privately held and family-owned company. SIMG specializes in equity investment management focused on small- and mid-cap growth companies. The team employs a disciplined, bottom-up investment selection process that combines rigorous fundamental analysis with quantitative screening, seeking to identify companies that will exhibit potential for superior earnings growth. There are two different types of stocks in which the team invests: core growth and earnings catalyst. The characteristic SIMG seeks for core growth stocks is consistent and predictable earnings growth that is generated by unique, defensible business models. For earnings catalyst stocks, SIMG looks for inflection points such as large earnings surprises or positive revisions to earnings estimates or guidance. The team generally requires all stocks to be profitable or on the cusp of profitability and exhibiting at least 12% earnings growth. SIMG has managed a portion of the fund since 2013.
ArrowMark Partners. Founded in 2007, ArrowMark Partners offers a wide range of strategies, including equities, fixed income, and structured products, to institutional, high-net-worth, and retail investors. Using in-depth, fundamental research, the investment team seeks to identify companies that it believes can control their own economic destiny. These are companies with strong competitive advantages, high barriers to entry, large potential markets for their products, and high-quality businesses focused on future growth. In evaluating companies and constructing the portfolio, ArrowMark Partners places significant emphasis on understanding risk in the belief that avoiding large mistakes is the key to success in small-capitalization investing. ArrowMark Partners has managed a portion of the fund since 2014.
ClearBridge. With a legacy dating back to 1962, ClearBridge, a wholly owned subsidiary of Franklin Resources, Inc., is a global investment manager that offers a wide range of strategies, including domestic, international, global, and special equity and fixed income strategies. The ClearBridge SMID Cap Growth strategy employed in Vanguard Explorer Fund takes a disciplined, consistent, patient, and risk-aware approach. ClearBridge works to identify and own quality growth companies with large exploitable opportunities. The team’s patient approach to security selection and position management is designed to invest in multiyear opportunities that allow for the compounding effect of earnings. At the security level, the team seeks to “de-risk” an idea through fundamental analysis, understanding downside scenarios, and entering a position with sensitivity to valuation. ClearBridge has managed a portion of the fund since 2017.
Vanguard. Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. Vanguard has managed a portion of the fund since 1997.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of the fund and each advisor, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expense rates were also below the peer-group average.
The board did not consider the profitability of Wellington Management, SIMG, ArrowMark Partners, or ClearBridge in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Wellington Management, SIMG, ArrowMark Partners, and ClearBridge. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.
The board also concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets managed by Vanguard increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Explorer Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Explorer Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q242 062023

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD EXPLORER FUND

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD EXPLORER FUND

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 19, 2023

VANGUARD EXPLORER FUND

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 19, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.